Trade and Other Receivables (Details) - Schedule of allowance for doubtful accounts - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts, beginning of year	$ 7,257	$ 1,779
(Reversals) Provisions for impaired receivables	(1,914)	6,069
Receivables written off	(13)	(146)
Impact of foreign exchange	(114)	(445)
Allowance for doubtful accounts, end of year	$ 5,216	$ 7,257